Income Taxes Relating to Continuing Operations - Disclosure of Deductible Temporary Differences and Unused Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	$ 99,069	$ 63,728
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	352,345	296,536
Unused tax losses | Expire in 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	829	919
Unused tax losses | Expire in 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	35,217	10,946
Unused tax losses | Expire in 2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	66,761	63,112
Unused tax losses | Expire in 2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	38,973	43,239
Unused tax losses | Expire in 2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	68,337	75,818
Unused tax losses | Expire in 2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	22,018	24,429
Unused tax losses | Expire in 2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	32,685	36,086
Unused tax losses | Expire in 2031
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	39,908	41,987
Unused tax losses | Expire in 2032
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	$ 47,617	$ 0